Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below for Leonard Livschitz, our principal executive officer or PEO, and our other named executive officers, or NEOs. You should refer to our Compensation Discussion & Analysis (“CD&A”) in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Year-end value of $100 invested on 3/6/2020 in:
Year	Summary Compensation Table Total for Leonard Livschitz (PEO) $	Compensation Actually Paid to Leonard Livschitz (PEO)(1)(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) $	Total Shareholder Return(4) $	Peer Group Total Shareholder Return(4) $	Net Income(5) (in millions) $	Total Revenue(6) (in millions) $
2022	24,662,487	(1,512,843)	3,370,517	(2,198,770)	95.82	154.38	(29.2)	310.5
2021	6,822,033	61,798,485	1,037,624	9,962,765	324.25	237.64	(7.7)	211.3
2020	16,867,152	30,670,144	3,445,956	5,539,216	107.60	154.73	(12.6)	111.3

____________

(1)      Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below:

(2)      Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date.

(3)      Reflects the average of the total compensation paid to our non-CEO NEOs in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-CEO NEOs in each year are listed below:

2022: Anil Doradla; Yury Gryzlov; Stan Klimoff

2021: Anil Doradla; Yury Gryzlov

2020: Victoria Livschitz; Yury Gryzlov

(4)      Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on March 6, 2020, the first day of trading for the Company’s stock after the closing of its business combination, and reinvesting all dividends until the last day of each reported fiscal year. Pursuant to SEC guidance, reflects peer group used in the company’s performance graph as disclosed in our 2022 Form 10-K. The peer group includes Accenture plc, Cognizant Technology Solutions Corp., Endava plc, EPAM Systems Inc., Globant, S.A., and Infosys Ltd.

(5)      The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

(6)      In the Company’s assessment, Total Revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2022 to link compensation actually paid to performance. The dollar amounts reported are the Company’s total revenue reflected in the Company’s audited financial statements.

PEO Total Compensation Amount		$ 24,662,487	$ 6,822,033	$ 16,867,152
PEO Actually Paid Compensation Amount	[1],[2]	(1,512,843)	61,798,485	30,670,144
Non-PEO NEO Average Total Compensation Amount	[3]	3,370,517	1,037,624	3,445,956
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ (2,198,770)	9,962,765	5,539,216
Adjustment to Non-PEO NEO Compensation Footnote
	2022		2021		2020
	Leonard Livschitz	Average Non- CEO NEOs	Leonard Livschitz	Average Non- CEO NEOs	Leonard Livschitz	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$24,662,487	3,370,517	6,822,033	1,037,624	16,867,152	3,445,956
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—
Total Adjustments for Pension	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(22,579,813)	$(2,749,621)	$(5,202,033)	$(505,374)	$(13,649,920)	$(2,344,222)
Year-end fair value of unvested awards granted in the current year	$17,051,819	$2,096,827	$2,657,236	$258,149	$27,419,144	$4,429,378
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(11,143,047)	$(2,866,245)	$19,022,743	$4,851,438	$—	$—
Fair values at vest date for awards granted and vested in current year	$—	$—	$32,341,913	$3,141,994	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(9,504,290)	$(2,050,249)	$6,156,594	$1,178,935	$33,769	$8,105
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(26,175,330)	$(5,569,288)	$54,976,452	$8,925,141	$13,802,992	$2,093,260
Compensation Actually Paid (as calculated)	$(1,512,843)	$(2,198,770)	$61,798,485	$9,962,765	$30,670,144	$5,539,216

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures

In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to Company performance are listed in the table below, in no particular order. The role of each of these performance measures in our executive compensation program is discussed in the CD&A.

Performance Measures
Total Revenue
EBITDA
Contribution Margin

Total Shareholder Return Amount	[4]	$ 95.82	324.25	107.6
Peer Group Total Shareholder Return Amount	[4]	154.38	237.64	154.73
Net Income (Loss)	[5]	$ (29,200,000)	$ (7,700,000)	$ (12,600,000)
Company Selected Measure Amount	[6]	310,500,000	211,300,000	111,300,000
PEO Name		Anil Doradla; Yury Gryzlov; Stan Klimoff	Anil Doradla; Yury Gryzlov	Victoria Livschitz; Yury Gryzlov
Measure:: 1
Pay vs Performance Disclosure
Name		Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Contribution Margin
PEO | Total Compensation from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 24,662,487	$ 6,822,033	$ 16,867,152
PEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		22,579,813	5,202,033	13,649,920
PEO | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,051,819	2,657,236	27,419,144
PEO | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,143,047	19,022,743
PEO | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,341,913
PEO | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,504,290	6,156,594	33,769
PEO | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26,175,330	54,976,452	13,802,992
PEO | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,512,843	61,798,485	30,670,144
Non-PEO NEO | Total Compensation from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,370,517	1,037,624	3,445,956
Non-PEO NEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,749,621	505,374	2,344,222
Non-PEO NEO | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,096,827	258,149	4,429,378
Non-PEO NEO | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,866,245	4,851,438
Non-PEO NEO | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,141,994
Non-PEO NEO | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,050,249	1,178,935	8,105
Non-PEO NEO | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,569,288	8,925,141	2,093,260
Non-PEO NEO | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,198,770	$ 9,962,765	$ 5,539,216

[1]	Assumptions used in the valuation of equity awards for purposes of calculating Compensation Actually Paid were materially the same as at grant date, except for adjusting for expected performance of PRSUs at each measurement date.
[2]	Compensation Actually Paid does not mean that our PEO or non-CEO NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below:
[3]	Reflects the average of the total compensation paid to our non-CEO NEOs in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-CEO NEOs in each year are listed below:

2022: Anil Doradla; Yury Gryzlov; Stan Klimoff

2021: Anil Doradla; Yury Gryzlov

2020: Victoria Livschitz; Yury Gryzlov

[4]	Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on March 6, 2020, the first day of trading for the Company’s stock after the closing of its business combination, and reinvesting all dividends until the last day of each reported fiscal year. Pursuant to SEC guidance, reflects peer group used in the company’s performance graph as disclosed in our 2022 Form 10-K. The peer group includes Accenture plc, Cognizant Technology Solutions Corp., Endava plc, EPAM Systems Inc., Globant, S.A., and Infosys Ltd.
[5]	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
[6]	In the Company’s assessment, Total Revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2022 to link compensation actually paid to performance. The dollar amounts reported are the Company’s total revenue reflected in the Company’s audited financial statements.